Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Document Creation Date	dei_DocumentCreationDate	Sep. 17, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 17, 2013
Prospectus Date	rr_ProspectusDate	Mar. 28, 2013